Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Related Party Transactions
28.
Related party transactions

In addition to the information disclosed elsewhere in the financial statements, there were no transactions that took place between the Group and related parties.

Key management personnel compensation is as follows:

	2022	2021	2020
	$’000	$’000	$’000
Wages and salaries	4,085	3,482	839
Employer’s contribution to defined contribution plans	35	35	17
Benefits in kind	—	266	61
Non-executive directors’ remuneration by way of:
- Cash	450	336	313
- Share grants and options	3,673	4,033	280
	8,243	8,152	1,510